Loss Per Share (Details) - Schedule of Components of Diluted Shares - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (1,212,315)	$ (2,010,824)	$ (10,615,035)	$ (15,202,507)
Less: dividends on Series A preferred stock	30,000		41,867
Net loss attributable to common stockholders	$ (1,242,315)	$ (2,010,824)	$ (10,656,902)	$ (15,202,507)
Denominator:
Basic – weighted shares outstanding	15,976,227	13,332,790	15,329,617	12,550,096
Dilutive effect from shares authorized
Diluted – weighted shares outstanding	15,976,227	13,332,790	15,329,617	12,550,096
Basic loss per share	$ (0.08)	$ (0.15)	$ (0.69)	$ (1.21)
Diluted loss per share	$ (0.08)	$ (0.15)	$ (0.69)	$ (1.21)